Financial Risk Management (Financial Risk Factors, Schedule Of Interest Rate Financial Instruments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	¥ 5,112,010	¥ 6,916,408	¥ 7,449,699	¥ 8,741,893
Borrowings	(2,259,800)	(1,548,000)
Short-term bonds	0	(3,017,811)
Lease liabilities	(4,613)	(12,471)
Not later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	(1,559,800)	(1,548,000)
Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	0	1,501,330
Borrowings	(1,500,000)	(1,548,000)
Short-term bonds	0	(3,000,000)
Lease liabilities	(4,613)	(12,473)
Financial instruments fixed interest rate bearing value	11,345,387	7,940,857
Fixed interest rate [member] | Not later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Time deposits with maturity less than one year	7,350,000	4,000,000
Fixed interest rate [member] | Later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Time deposits with maturity more than one year	5,500,000	7,000,000
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	5,112,010	5,415,078
Borrowings	(759,800)	0
Financial instruments variable interest rate bearing value	¥ 4,352,210	¥ 5,415,078